                            VAN KAMPEN EQUITY TRUST

                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

                     SUPPLEMENT DATED MARCH 31, 2005 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                        PROSPECTUS DATED JULY 30, 2004,
                 AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004

     The Prospectus is hereby supplemented as follows:

          (1) The second sentence in the first paragraph on the cover page of the Prospectus is replaced with the following:

               The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (2) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES", the first sentence in this section is replaced with the following:

               Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (3) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES", the fourth sentence in this section is deleted in its entirety.

          (4) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT RISK" the subsection entitled "NON-DIVERSIFIED RISKS" is deleted in its entirety.

          (5) In the section entitled "RISK/RETURN SUMMARY--INVESTOR PROFILE", the third bullet point is deleted in its entirety.

          (6) In the section entitled "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS--INVESTMENT STRATEGIES AND RISKS", the first sentence in the first paragraph in this section is replaced with the following:

               Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (7) In the section entitled "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS--INVESTMENT STRATEGIES AND RISKS", the third paragraph is deleted in its entirety.

          (8) Effective June 6, 2005, the section of the Prospectus entitled "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--NET ASSET VALUE PURCHASE OPTIONS" is revised as follows:

     (i) Option (4) is hereby deleted in its entirety and replaced with the following:

          (4) Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into an agreement with the Distributor or one of its affiliates, purchasing Fund shares on behalf of clients participating in a fund supermarket, wrap program, asset allocation program, or other program in which the clients pay an asset-based fee (which may be subject to a minimum flat fee) for: advisory or financial planning services, executing transactions in Participating Fund shares, or for otherwise participating in the program.

     (ii) Option (7) is hereby deleted in its entirety.

     (iii) Option (8) is hereby deleted in its entirety and replaced with the following:

          (7) Trusts created under pension, profit sharing or other employee benefit plans (including qualified and non-qualified deferred compensation plans), provided that (a) the total plan assets are at least $1 million or
     (b) the plan has more than 100 eligible employees. A commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve-month period as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, plus 0.25% on the excess over $5 million.

          (8) Custodial accounts held by a bank or trust company, created pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code").

     (iv) Option (9) is hereby deleted in its entirety and replaced with the following:

          (9) Clients of authorized dealers purchasing shares in fixed or flat fee (rather than transaction based fees) brokerage accounts.

     (v) The following paragraph is added as the second to last paragraph in this section:

These changes in NAV purchase options are prospective only. Investors that, as of June 6, 2005, became eligible to purchase Class A Shares at net asset value pursuant to these revised options may have previously purchased Class B Shares or Class C Shares of the Fund. The terms of any such Class B Shares or Class C Shares purchased before June 6, 2005 remain unchanged -- such Class B Shares and Class C Shares remain subject to the annual operating expenses and contingent deferred sales charges ("CDSC") applicable to such shares and remain exchangeable only into corresponding Class B Shares or Class C Shares of other Participating Funds pursuant to the exchange privilege. An investor electing to redeem such Class B Shares or Class C Shares and reinvest in Class A Shares would be subject to any applicable CDSC and tax consequences.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    OPP SPT 3/05

                            VAN KAMPEN EQUITY TRUST

                            ON BEHALF OF ITS SERIES,
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

                     SUPPLEMENT DATED MARCH 31, 2005 TO THE
               CLASS I SHARES PROSPECTUS DATED NOVEMBER 30, 2004

     The Prospectus is hereby supplemented as follows:

          (1) The second sentence in the first paragraph on the cover page of the Prospectus is replaced with the following:

               The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (2) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES", the first sentence in this section is replaced with the following:

               Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (3) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT STRATEGIES", the fourth sentence in this section is deleted in its entirety.

          (4) In the section entitled "RISK/RETURN SUMMARY--PRINCIPAL INVESTMENT RISK" the subsection entitled "NON-DIVERSIFIED RISKS" is deleted in its entirety.

          (5) In the section entitled "RISK/RETURN SUMMARY--INVESTOR PROFILE", the third bullet point is deleted in its entirety.

          (6) In the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS--PRINCIPAL INVESTMENT STRATEGIES AND RISKS", the first sentence in the first paragraph in this section is replaced with the following:

               Under normal market conditions, the Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

          (7) In the section entitled "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS--INVESTMENT STRATEGIES AND RISKS", the third paragraph is deleted in its entirety.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  OPP SPT I 3/05

                            VAN KAMPEN EQUITY TRUST

                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN VALUE OPPORTUNITIES FUND

                     SUPPLEMENT DATED MARCH 31, 2005 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 30, 2004,
                 AS PREVIOUSLY SUPPLEMENTED ON FEBRUARY 2, 2005

     The Statement of Additional is hereby supplemented as follows:

     (1) The second sentence in the first paragraph on the cover page of the Statement of Additional Information is replaced with the following:

          The Fund's investment adviser seeks to achieve the Fund's investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

     (2) The second paragraph on the cover page of the Statement of Additional Information is replaced with the following:

          The Fund is a diversified series of the Van Kampen Equity Trust, an open-end, management investment company (the "Trust"). Prior to March 31, 2005, the Fund had been classified as a non-diversified series of the Trust.

     (3) In the section entitled "Investment Objective, Principal Investment Strategies and Risks", the subsection entitled "Non-Diversification" is deleted in its entirety.

     (4) The section entitled "Investment Restrictions" is supplemented by adding the following after investment restrictions number 6:

          7. Invest in a manner inconsistent with its classification as a "diversified company" as provided by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the 1940 Act, as amended from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                OPP SPT SAI 3/05